UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last day of February

Date of reporting period: August 31, 2007

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report

For the period from July 6, 2007 (Date of Initial Public Investment)

to August 31, 2007

NCM CAPITAL MID-CAP GROWTH FUND

NO LOAD CLASS SHARES

INVESTOR CLASS SHARES

RETAIL CLASS SHARES

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the NCM Capital Mid-Cap Growth Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804,

Phone 1-866-515-4626.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the NCM Capital Mid-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: manager risk, market risk, mid-cap securities risk, investment style risk, issuer risk, and short-term investments risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-866-515-4626. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some point or all points during the period by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about October 30, 2007.

For More Information on Your NCM Capital Mid-Cap Growth Fund:

See Our Web site @ www.ncmcapital.com

or

Call Our Shareholder Services Group Toll-Free at 1-866-515-4626.

Fund Expense Example (Unaudited)

Example - As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

No Load Class Shares Expense Example	Beginning Account Value July 6, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period*
Actual	$1,000.00	$985.00	$2.40
No Load Class Shares Expense Example	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.34	$7.86

Investor Class Shares Expense Example	Beginning Account Value July 6, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period*
Actual	$1,000.00	$984.00	$2.63
Investor Class Shares Expense Example	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.59	$8.62

Retail Class Shares Expense Example	Beginning Account Value July 6, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period*
Actual	$1,000.00	$985.00	$2.40
Retail Class Shares Expense Example	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.34	$7.86

* Expenses are equal to the Fund’s expense ratio (1.55% for the No Load Class, 1.70% for the Investor Class, 1.55% for the Retail Class) multiplied by the average account value over the period, multiplied by 57/366 (to reflect the number of days in the initial one half year period).

** Expenses are equal to the Fund’s annualized expense ratios of 1.55%, 1.70% and 1.55% for the No Load Class, Investor Class and Retail Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Dear Investor,

Since the founding of NCM Capital Advisers, Inc., our firm has been dedicated to breaking down data and looking through market noise in order to find quality growth companies.  Our firm structure, process and tactics are centered on this objective.  Our efforts and incentives are directly tied to our client’s success such that all of our ships sail together.

As investment adviser to the NCM Capital Mid-Cap Growth Fund, we use a combination of quantitative and qualitative components in our process which we believe is the best method for finding undervalued growth. Undervalued growth does not mean beaten up stocks with a low price.  Undervalued growth is driven by fundamental growth components within a company such as earnings, revenues, cash flow and margins.  We seek to understand the underlying causes for these growth components and determine if they, in our estimation, have a high probability of sustainable growth.  We also examine the valuation and financial risks associated with each company.

The fund is structured by purchasing stocks identified by this process taking into account risk management in order to help protect capital in market downturns.   The relatively concentrated portfolio of 40-60 securities can be volatile at times, but this concentration gives stocks the ability to directly impact the performance of the fund without being watered down by a much smaller index sized weight. We also remain diversified in a number of different sectors and believe that there are opportunities at any given point in time in most sectors and it is our opinion that bottom-up stock selection is the key to strong performance.

Currently we are seeing opportunities in a number of unique areas such as global infrastructure capital investment, special situation retailers and health care companies, broadband consumer use and aerospace supply chain. The market has been volatile and will likely remain volatile through year-end, but no matter how the overall market performs, we feel there are always unique growth opportunities and we will continue to constantly analyze the entire Mid-Cap universe to find what we believe to be the best individual growth stocks in which to invest.

Thank you for your interest in this exciting space and we will continue to seek what we believe to be the best stocks to fill your Mid-Cap Growth needs.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-866-515-4626. The prospectus should be read carefully before investing.

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: manager risk, market risk, mid-cap securities risk, investment style risk, and issuer risk. More information about these risks and other risks can be found in the Fund’s prospectus.

NCM Capital Advisers, Inc. is a registered investment adviser. More information about the about the adviser can be obtained by visiting www.ncmcapital.com.

Statements that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

Underwriter and Distributor: Capital Investment Group, Inc.

116 South Franklin Street

Rocky Mount, NC 27804

Phone (800) 773-3863

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCK - 88.26%				Healthcare - Products - 4.25%
					C.R. Bard, Inc.	127	$ 10,591
Aerospace/Defense - 5.91%				*	Inverness Medical
*	BE Aerospace, Inc.	263	$ 10,249		Innovations, Inc.	147	7,077
	Rockwell Collins, Inc.	208	14,325				17,668
			24,574	Healthcare - Services - 2.25%
Apparel - 4.33%				*	Humana Inc.	146	9,357
*	CROCS Inc.	162	9,564
	Guess ?, Inc.	159	8,427	Internet - 4.32%
			17,991	*	CNET Networks, Inc.	1,208	8,843
Auto Parts & Equipment - 1.57%				*	Priceline.com, Inc.	110	9,128
	Cooper Tire & Rubber Co.	267	6,525				17,971
				Lodging - 1.87%
Biotechnology - 2.92%					Wyndham Worldwide Corp.	243	7,752
*	Integra LifeSciences
	Holdings, Corp.	81	3,934	Media - 2.13%
*	Millipore Corp.	118	8,222	*	Liberty Global, Inc.	216	8,852
			12,156
Commercial Services - 0.76%				Miscellaneous Manufacturer - 8.51%
	Watson Wyatt				Barnes Group, Inc.	238	7,487
	Worldwide Inc.	67	3,170		ITT Corp.	218	14,822
					Textron, Inc.	224	13,068
Cosmetics/Personal Care - 1.76%							35,377
	Alberto-Culver Co.	315	7,299	Oil & Gas - 4.34%
					Cimarex Energy Co.	140	5,013
Diversified Financial Services - 7.70%					ENSCO International Inc.	99	5,368
*	Affiliated Managers Group, Inc.	112	12,684		Patterson-UTI Energy, Inc.	356	7,643
	BlackRock Inc.	25	3,877				18,024
µ	Invesco PLC	626	15,456	Pharmaceuticals - 2.02%
			32,017	*	MGI Pharma, Inc.	357	8,414
Electronics - 2.92%
*	Benchmark Electronics, Inc.	172	4,314	Pipelines - 2.91%
	Gentex Corp.	391	7,836		Williams Cos., Inc.	390	12,090
			12,150
Engineering & Construction - 3.30%				Retail - 2.86%
*	McDermott International, Inc.	143	13,727	*	J. Crew Group, Inc.	71	3,537
					Tim Hortons, Inc.	252	8,344
Food - 1.94%							11,881
	Pilgrim's Pride Corp.	199	8,077	Semiconductors - 4.04%
				*	Lam Research Corp.	145	7,776
Hand/Machine Tools - 1.96%				*	Varian Semiconductor
	Snap-On, Inc.	166	8,131		Equipment Associates, Inc.	162	9,012
							16,788

							(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2007
		Shares	Market Value (Note 1)

COMMON STOCK - (CONTINUED)				Summary of Investments by Industry
					% of Net Assets	Market Value
Software - 3.90%				Industry
	Fidelity National Information			Aerospace/Defense	5.91%	$ 24,574
	Services, Inc.	226	$ 10,712	Apparel	4.33%	17,991
*	Nuance Communications	292	5,490	Auto Parts & Equipment	1.57%	6,525
			16,202	Biotechnology	2.92%	12,156
Telecommunications - 9.02%				Commercial Services	0.76%	3,170
*	Ciena Corp.	233	8,826	Cosmetics/Personal Care	1.76%	7,299
	Harris Corp.	222	13,504	Diversified Financial Services	7.70%	32,017
*	Millicom International			Electronics	2.92%	12,150
	Cellular	115	9,698	Engineering & Construction	3.30%	13,727
	Telephone & Data Systems, Inc.	89	5,474	Food	1.94%	8,077
			37,502	Hand/Machine Tools	1.96%	8,131
Transportation - 0.77%				Healthcare - Products	4.25%	17,668
*	Gulfmark Offshore, Inc.	70	3,209	Healthcare - Services	2.25%	9,357
				Internet	4.32%	17,971
Total Common Stocks (Cost $360,582)			366,904	Investment Company	0.66%	2,764
				Lodging	1.87%	7,752
INVESTMENT COMPANY - 0.66%				Media	2.13%	8,852
	Evergreen Institutional Money Market Fund, 4.88%			Miscellaneous Manufacturer	8.51%	35,377
	(Cost $2,764)	2,764	2,764	Oil & Gas	4.34%	18,024
				Pharmaceuticals	2.02%	8,414
Total Investments (Cost $363,346) - 88.92%			$ 369,668	Pipelines	2.91%	12,090
Other Assets Less Liabilities - 11.08%			46,040	Retail	2.86%	11,881
				Semiconductors	4.04%	16,788
Net Assets - 100.00%			$ 415,708	Software	3.90%	16,202
				Telecommunications	9.02%	37,502
*	Non-income producing investment.			Transportation	0.77%	3,209
µ	American Depositary Receipt.			Total	88.92%	$ 369,668

The following acronym is used in this portfolio:

PLC - Public Limited Company (British)
See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2007

Assets:
Investments, at value (cost $363,346)	$369,668
Receivables:
Dividends	409
Prepaid expenses:
Fund accounting fees (note 2)	3,750
Compliance services fees (note 2)	646
Other expenses	42,332
Due from affiliates:
Adviser (note 2)	4,771

Total assets	421,576

Liabilities:
Accrued expenses	5,868

Total liabilities	5,868

Net Assets	$415,708

Net Assets Consist of:
Capital (par value and paid in surplus)	$411,007
Accumulated net investment loss	(133)
Accumulated net realized loss on investments	(1,488)
Net unrealized appreciation on investments	6,322

Total Net Assets	$415,708

No Load Class Shares Outstanding, $0.001 par value (unlimited shares authorized)	32,938
Net Assets - No Load Class Shares	$324,497
Net Asset Value, Offering Price and Redemption Price Per Share	$9.85

Investor Class Shares, $0.001 par value (unlimited shares authorized)	2,000
Net Assets - Investor Class Shares	$19,689
Net Asset Value, Offering Price and Redemption Price Per Share	$9.84

Retail Class Shares, $0.001 par value (unlimited shares authorized)	7,263
Net Assets - Retail Class Shares	$71,522
Net Asset Value, Redemption Price Per Share	$9.85
Maximum Offering Price Per Share (Net Asset Value ÷ 0.955)	$10.31

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Operations
(Unaudited)

For the period from July 6, 2007 (Date of Initial Public Investment) to August 31, 2007

Investment Income:
Dividends	460

Total Investment Income	460

Expenses:
Advisory fees (note 2)	323
Administration fees (note 2)	4,000
Transfer agent fees(note 2)	4,050
Fund accounting fees (note 2)	3,754
Compliance services fees(note 2)	646
Custody fees (note 2)	702
Distribution and service fees - No Load Class Shares (note 3)	74
Distribution and service fees - Investor Class Shares (note 3)	12
Distribution and service fees - Retail Class Shares (note 3)	14
Registration and filing administration fees (note 2)	2,750
Legal fees	3,785
Audit and tax preparation fees	3,514
Registration and filing expenses	7,798
Printing expenses	156
Trustee fees and meeting expenses	2,336
Securities pricing fees	389
Other operating expenses	1,869

Total Expenses	36,172

Expenses reimbursed by Adviser (note 2)	(35,256)
Advisery fees waived (note 2)	(323)

Net Expenses	593

Net Investment Loss	(133)

Realized and Unrealized (Loss) Gain on Investments

Net realized loss from investment transactions	(1,488)
Change in unrealized appreciation on investments	6,322

Realized and Unrealized Gain on Investments	4,834

Net Increase in Net Assets Resulting from Operations	$4,701

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Changes in Net Assets
(Unaudited)

For the period from July 6, 2007 (Date of Initial Public Investment) to August 31, 2007

Operations:
Net investment loss	$(133)
Net realized loss from investment transactions	(1,488)
Change in unrealized appreciation on investments	6,322

Net Increase in Net Assets Resulting from Operations	4,701

Capital Share Transactions: (note 6)
No Load Shares
Shares sold	261,054
Shares repurchased	(47)
Investor Class Shares
Shares sold	-
Shares repurchased	-
Retail Class Shares
Shares sold	50,000
Shares repurchased	-

Increase from Capital Share Transactions	311,007

Net Increase in Net Assets	315,708

Net Assets:
Beginning of period	100,000
End of period	$415,708

Accumulated Net Investment Loss	$(133)

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Financial Highlights
(Unaudited)
For a share outstanding during the period from July 6, 2007
(Date of Initial Public Investment) to August 31, 2007	No Load Class Shares	Investor Class Shares	Retail Class Shares

Net Asset Value, Beginning of Period	$ 10.00	$ 10.00	$ 10.00

Loss from Investment Operations
Net investment loss	0.00 (d)	(0.01)	0.00	(d)
Net realized and unrealized
loss on securities	(0.15)	(0.15)	(0.15)

Total from Investment Operations	(0.15)	(0.16)	(0.15)

Net Asset Value, End of Period	$ 9.85	$ 9.84	$ 9.85

Total return	(1.50)%	(1.60)%	(1.50)	% (c)

Net Assets, End of Period (in thousands)	$ 324	$ 20	$ 72

Average Net Assets for the Period (in thousands)	$ 189	$ 20	$ 35

Ratios of:
Gross Expenses to Average Net Assets (a) (b)	95.77%	57.09%	112.51%
Net Expenses to Average Net Assets (a) (b)	1.55%	1.70%	1.55%
Net Investment Loss to Average Net Assets (a)	(0.28)%	(0.43)%	(0.28)%

Portfolio turnover rate	10.77%	10.77%	10.77%

(a) Annualized.
(b)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(c)	Total return does not reflect payment of a sales charge.
(d)	Represents less than $0.01 per share.

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements (Unaudited)

__________________________________________________________________

1.	Organization and Significant Accounting Policies

NCM Capital Mid-Cap Growth Fund (the “Fund”) is a series fund. The Fund is part of the NCM Capital Investment Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is classified as a “diversified” company as defined in the 1940 Act.

The Fund commenced operations July 6, 2007. The investment objective of the Fund is long-term capital appreciation by investing primarily in equity securities of medium-capitalization (“mid-cap”) U.S. companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund has an unlimited number of authorized shares, which are divided into three classes – No Load Class Shares, Investor Class Shares and Retail Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements (Unaudited)

__________________________________________________________________

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Adviser

The Fund pays a monthly advisory fee to NCM Capital Advisers, Inc. (the “Adviser”) based on the Fund’s average daily net assets at the annual rate of 0.85% of the first $250 million, 0.75% on the next $500 million and 0.65% on assets over $750 million.

The Adviser currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.55% of the average daily net assets of the Fund’s No Load Class Shares and Retail Class Shares and a maximum of 1.70% of the Investor Class Shares, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan. There can be no assurances that the foregoing voluntary fee waivers or reimbursements will continue. The Fund may, at a later date, reimburse the Adviser for the management fees waived or limited, and/or other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreement.

Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
1.55% No Load Class 1.70% Investor Class 1.55% Retail Class	$323	$35,796

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown in the schedule provided on the following page. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these fees is provided on the following page.

Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.

Compliance Services

The Nottingham Compliance Services, LLC, a wholly owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements (Unaudited)

__________________________________________________________________

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. For the period from July 6, 2007 to August 31, 2007, there were no sales charges retained.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the No Load Class Shares, Investor Class Shares and Retail Class Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Class or Retail Class Shares or 0.40% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Class Shares, Investor Class Shares and Retail Class Shares in the Fund or support servicing of those classes’ shareholder accounts. For the period from July 6, 2007 (Date of Initial Public Investment) through August 31, 2007 the 12b-1 fee incurred for Load Class Shares, Investor Class Shares and Retail Class Shares were $74, $12 and $14, respectively.

Administration Fees (a)			Fund Accounting Asset Based Fees
Average Net Assets Annual Rate		Fund Accounting Fees (monthly)(b)	Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 Million Next $50 Million Next $50 Million Next $50 Million Over $200 Million	0.175% 0.150% 0.125% 0.100% 0.075%	$3,750	All Assets	0.01%	$150 per state per class

(a)	Subject to a minimum fee of $2,000 per month.
(b)	Subject to $2,250 for the first class, $750 for each additional class.

4.	Purchases and Sales of Investment Securities

For the period from July 6, 2007 (Date of Initial Public Investment) to August 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) are shown in the table below:

Purchases of Securities	Proceeds from Sales of Securities
$376,915	$14,845

There were no purchases or sales of long-term U.S. Government Obligations during the period from July 6, 2007 (Date of Initial Public Investment) to August 31, 2007.

5.	Federal Income Tax

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 2007, are shown in table on next page.   The  net unrealized appreciation  as  of  August 31, 2007 is $5,996. The primary difference

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements (Unaudited)

__________________________________________________________________

 between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation
$363,672	$11,894	$(5,898)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards. Certain permanent differences such as tax returns of capital and net investment losses, if any, would be re-classified against capital. There were no dividends or distributions of net investment income or net realized gains paid during the period from July 6, 2007 (Date of Initial Public Investment) to August 31, 2007.

Management has analyzed the Fund’s potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

6.	Capital Share Transactions

Period from July 6, 2007 (Date of Initial Public Investment) to August 31, 2007	No Load Class Shares	Investor Class Shares	Retail Class Shares
Transactions in Capital Shares
Shares sold	26,943	-	5,263
Reinvested distributions	-	-	-
Shares repurchased	(5)	-	-
Net Increase in Capital Shares	26,938	-	5,263
Shares Outstanding, Beginning of Period	6,000	2,000	2,000
Shares Outstanding, End of Period	32,938	2,000	7,263
7.	Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value measurements and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for the fiscal period.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

NCM CAPITAL MID-CAP GROWTH FUND

Additional Information (Unaudited)

__________________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the fund at 1-866-515-4626. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Approval of Advisory Agreement

The Adviser supervises the Fund’s investments pursuant to an Investment Advisory Agreement. The Trust’s Board of Trustees unanimously approved the Investment Advisory Agreement for an initial two-year term at its Organizational Board Meeting on April 19, 2007. At the meeting, the Trustees reviewed various informational materials including, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Investment Advisory Agreement, a memorandum from the Adviser addressing various issues, a copy of the Adviser’s financial statements, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Fund and comparable investment companies, and the Investment Advisory Agreement and Expense Limitation Agreement.

In deciding whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Adviser’s practices regarding brokerage and portfolio transactions; and (v) the Adviser’s practices regarding possible conflicts of interest.

In considering the nature, extent, and quality of the services provided by the Adviser, the Trustees considered the responsibilities the Adviser would have under the Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Adviser to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Trustees also noted that the Trust’s Chief Compliance Officer, Principal Executive Officer, and Principal Financial Officer are employees of the Adviser and will be serving the Trust without additional compensation. After reviewing the foregoing information and further information in the Adviser’s memorandum (e.g., descriptions of the Adviser’s business, the Adviser’s compliance programs, and the Adviser’s Form ADV), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; the Adviser’s

                                                                                                                                    (Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Additional Information (Unaudited)

__________________________________________________________________

compliance programs, policies, and procedures; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments. The Trustees reviewed the Fund’s proposed expense limitation agreement with the Adviser, and noted the benefit that would result to the Fund from the Adviser’s likely waiver of a portion of its management fees for a period of time based on the projected initial asset levels of the Fund. The Trustees reviewed the financial statements of the Adviser and discussed the financial stability and productivity of the firm. The Trustees also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name, the ability for the Adviser to place small accounts into the Fund, and the potential for the Adviser to generate soft dollars from Fund trades that may benefit the Adviser’s other clients. The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Trustees determined that the Fund’s management fee was higher than some of the comparable funds and equal to or lower than others and that the estimated expense ratio was higher than several of the comparable funds, which were generally large and established funds, and equal to or lower than others. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees In this regard, the Trustees considered the Fund’s fee arrangements with the Adviser, including both the management fee and the expense limitation agreement. The Trustees noted that the Fund utilizes breakpoints in its advisory fee schedule and determined that the Fund’s shareholders would benefit from economies of scale as the Fund grows. The Trustees also determined that the shareholders of the Fund would benefit from the expense limitation agreement until the Fund’s assets grew to a level where the Adviser begins receiving its full fees or the Fund’s expenses otherwise fell below the expense cap. In addition, the Trustees noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Adviser would provide benefits and that, at the Fund’s projected asset levels for the next year, the Fund’s arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser and that the Fund’s advisory fee schedule and Expense Limitation Agreement provided potential savings or protection for the benefit of the Fund’s investors.

In considering the Adviser’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Adviser’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities). The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund may allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”). After further review and discussion, the Board of Trustees determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trust’s independent trustees, approved the Investment Advisory Agreement.

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NCM Capital Mid-Cap Growth Fund

is a series of the

NCM Capital Investment Trust

For Shareholder Service Inquiries:	For Investment Adviser Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	NCM Capital Advisers, Inc.
116 South Franklin Street	2634 Durham-Chapel Hill Boulevard
Post Office Drawer 4365	Suite 206
Rocky Mount, North Carolina 27803-0365	Durham, North Carolina 27707

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-866-515-4626

World Wide Web @:	World Wide Web @:

nottinghamco.com	ncmcapital.com

Item 2.	Code of Ethics.

   Not applicable.

Item 3.	Audit Committee Financial Expert.

   Not applicable.

Item 4.	Principal Accountant Fees and Services.

   Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.

SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

   Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

    (a)(3)    Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NCM Capital Investment Trust

By: (Signature and Title)	/s/ Maceo K. Sloan

Maceo K. Sloan

President and Principal Executive Officer

Date: October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Maceo K. Sloan

Maceo K. Sloan

President and Principal Executive Officer

Date: October 29, 2007

By: (Signature and Title)	/s/ Michael L. Lawrence

  Michael L. Lawrence

  Treasurer and Principal Financial Officer

  NCM Capital Investment Trust

Date: October 29, 2007